Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

October 2, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        American Pension Investors Trust (File Nos. 002-96538 and 811-04262)

Ladies and Gentlemen:

On behalf of American Pension Investors Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statement of Additional Information dated October 1, 2008 that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 45, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001193125-06-197971 on September 29, 2008.

Please do no hesitate to contact me at (202) 739-5662 should you have any questions or comments concerning this filing.

Sincerely,

/s/ Thomas S. Harman
Thomas S. Harman